Cover	Mar. 20, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2023
Entity File Number	001-40598
Entity Registrant Name	JATT Acquisition Corp
Entity Central Index Key	0001855644
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4225 Executive Square
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	La Jolla
Entity Address, Country	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	247-0520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	JATT Acquisition Corp
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	ZURA
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ZURAW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	PO Box 309, Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	E9 KY1-1104